Investments - Schedule of Long-Term Investments (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Investments [Line Items]
Total		$ 344,876	$ 195,555
Factory Automation Technology Co., Ltd. [Member]
Schedule of Long-Term Investments [Line Items]
Total	[1]	268,271	195,555
Fully Compulsory Convertible Debentures (“CCDs”) [Member]
Schedule of Long-Term Investments [Line Items]
Total	[2]	$ 76,605

[1]	The Group held 3.66% of equity interest Factory Automation Technology Co., Ltd., which was accounted for at fair value with all fair value changes recognized in profit or loss on long-term investment in the consolidated statements of operations and comprehensive loss. Gain of $87,482 and loss of $466,262 were recognized for this investment for the years ended December 31, 2024 and 2023, respectively. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.
[2]	The Group purchased CCDs issued by Indian Ale Ventures Private Limited during the year ended December 31, 2024 with the consideration of INR 6,250,000 (approximately $76,605). The investment was accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group in accordance with ASC topic 321, Investments — Equity Securities. There was no impairment recognized for the year ended December 31, 2024. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.